Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of other provisions

				Release of
	As of			surplus	As of
(amounts in thousands of euros)	01/01/2020	Additions	Reversals	provisions	12/31/2020
Provisions for litigation	—	—	—	—	—
Provisions for risks (1)	—	2	—	—	2
Total provisions	—	2	—	—	2